Reportable Segment Information - Narrative (Details) $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2018 USD ($) store branch foreign_country	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($) store branch segment foreign_country	Dec. 31, 2017 USD ($) store	Dec. 31, 2016 USD ($) store
Reportable Segment Information (Textual) [Abstract]
Number of reportable operating segments | segment										3
Net external sales | $		$ 4,064,221	$ 4,731,470	$ 4,773,796	$ 3,965,006	$ 3,979,564	$ 4,507,020	$ 3,735,817	$ 2,761,387	$ 17,534,493	$ 14,983,788	$ 11,855,602
Segment profit | $	[1]									1,359,650	1,469,310	1,595,233
Long lived assets | $		14,789,793				15,492,586				14,789,793	15,492,586	3,125,222
Identifiable assets | $	[2]	$ 19,134,279				$ 19,899,517				$ 19,134,279	$ 19,899,517	$ 6,752,521
Percent of assets of consolidated foreign subsidiaries to Company's assets		25.10%				26.40%				25.10%	26.40%	18.30%
Non-US
Reportable Segment Information (Textual) [Abstract]
Net external sales | $										$ 4,027,775	$ 2,959,785	$ 1,722,246
Long lived assets | $		$ 3,289,794				$ 3,691,035				3,289,794	3,691,035	477,889
Identifiable assets | $		$ 4,809,356				$ 5,253,995				$ 4,809,356	$ 5,253,995	$ 1,233,666
The Americas Group
Reportable Segment Information (Textual) [Abstract]
Number of company-operated stores		4,696								4,696
Number of subsidiaries in foreign countries | foreign_country		10								10
Number of net new stores										76	101	142
New stores opened										91
Number of stores closed										15
Net external sales | $										$ 9,625,000	$ 9,117,000	$ 8,377,000
The Americas Group | United States
Reportable Segment Information (Textual) [Abstract]
New stores opened										74
Number of stores closed										1
The Americas Group | Canada
Reportable Segment Information (Textual) [Abstract]
New stores opened										16
Number of stores closed										2
The Americas Group | South America
Reportable Segment Information (Textual) [Abstract]
New stores opened										1
Number of stores closed										11
The Americas Group | Mexico
Reportable Segment Information (Textual) [Abstract]
Number of stores closed										1
Consumer Brands Group
Reportable Segment Information (Textual) [Abstract]
Number of subsidiaries in foreign countries | foreign_country		6								6
Percent of sales of one group including intersegment transfers represented products sold through other stores group										55.82%
Net external sales | $										$ 2,739,000	2,155,000	1,528,000
Performance Coatings Group
Reportable Segment Information (Textual) [Abstract]
Number of company-operated stores | branch		282								282
Number of subsidiaries in foreign countries | foreign_country		45								45
New stores opened | branch										3
Number of stores closed | branch										11
Net increase in stores | branch										(8)
Net external sales | $										$ 5,166,000	$ 3,706,000	$ 1,946,000

[1]	The year ended December 31, 2017 has been adjusted for an inventory accounting change.
[2]	December 31, 2017 has been adjusted for an inventory accounting change.